INCOME TAX EXPENSE - DEFERRED TAX (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Included in the statement of financial position as follows:
Deferred tax assets	R 5.8	R 8.0
Deferred tax liabilities	(377.1)	(273.1)
Net deferred tax liabilities	R (371.3)	R (265.1)	R (183.2)